Financial income and financial expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized costs	SFr 1,522	SFr 3,384	SFr 4,279
Net foreign exchange gain	0	3,830	0
Finance income	SFr 1,522	SFr 7,214	SFr 4,279